Fees Summary	Mar. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 863,000
Previously Paid Amount	0.00
Total Fee Amount	132.13
Total Offset Amount	0.00
Net Fee	132.13
Narrative - Max Aggregate Offering Price	$ 863,000
Final Prospectus	true